SIGNIFICANT ACCOUNTING POLICIES - Government subsidies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Government subsidy income	$ 4,591	$ 499	$ 683
Government subsidy recognized as deduction of cost of revenues	$ 12,703	$ 6,022	$ 1,098